Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes

Note 13 – Income Taxes

The Company recorded an income tax provision of $0 for the three months ended March 31, 2026, and $0 for the three months ended March 31, 2025.

The effective tax rate for both periods was 0%. This differs from the U.S. federal statutory rate of 21% primarily due to a full valuation allowance recorded against the Company’s deferred tax assets. Due to the Company’s historical operating losses, management has determined that it is more likely than not that the tax benefits generated from current period losses will not be realized.

Note 15 –Income Taxes

Components of deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
Net deferred tax assets – Non-current:
Depreciation	$(100,953)	$(66,080)
Stock based compensation	8,190,318	9,442,717
Expected income tax benefit from NOL carry-forwards	2,041,393	6,017,949
Less valuation allowance	(10,130,758)	(15,394,586)
Deferred tax assets, net of valuation allowance	$-	$-

Income Tax Provision in the Consolidated Statements of Operations

The Company has elected to prospectively adopt the guidance in ASU 2023-09. A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes in accordance with the guidance prior to the adoption of ASU 2023-09 is as follows:

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

Federal statutory income tax rate	21.0%	21.0%
State tax rate, net of federal benefit	7.1%	7.1%

Change in valuation allowance on net operating loss carry-forwards	(28.1)%	(28.1)%

Effective income tax rate	0.0%	0.0%

Based on the available objective evidence, management believes it is more likely than not that the net deferred tax assets of the Company will not be fully realizable for the years ended December 31, 2025 and 2024. Accordingly, management applied a full valuation allowance against net deferred tax assets as of December 31, 2025 and 2024. The valuation allowance for 2025 was $(10,130,758), in comparison to a valuation allowance in 2024 of $(15,394,586), a decrease in valuation allowance of $5,263,828.

As of December 31, 2025, the Company had approximately $110.9 million of federal net operating loss carryforwards available to reduce future taxable income which will begin to expire in 2035 for both federal and state purposes.

On December 22, 2017, the Tax Cuts and Jobs Act of 2017 (the “Act”) was signed into law making significant changes to the Internal Revenue Code of 1986, as amended (the “Code”). The Act reduces the federal corporate income tax rate from 35% to 21% effective for tax years beginning after December 31, 2017. ASC 740 requires the Company to remeasure the existing net deferred tax asset in the period of enactment. The Act also provides for immediate expensing of 100% or the costs of qualified property that is incurred and placed in service during the period from September 27, 2017, to December 31, 2022. Beginning January 1, 2023, the immediate expensing provision is phased down by 20% per year until it is completely phased out as of January 1, 2027. Additionally, effective January 1, 2018, the Act imposes possible limitations on the deductibility of interest expense. As a result of the provisions of the Act, the Company’s deduction for interest expense could be limited in future years. The effects of other provisions of the Act are not expected to have a material impact on the Company’s consolidated financial statements.

The Company accounts for income taxes in accordance with ASC 740, Income Taxes. Deferred tax assets and liabilities are recognized for the expected future tax consequences of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. Deferred tax assets are evaluated for realizability, and a valuation allowance is recorded when it is more likely than not that some or all of the deferred tax assets will not be realized. As of December 31, 2025, the Company has determined that it is more likely than not that its deferred tax assets will not be realized and has recorded a full valuation allowance; accordingly, no deferred tax asset is reflected on the consolidated balance sheet. The components of the deferred tax assets and the related valuation allowance are disclosed in the accompanying footnotes. The Company will continue to assess the realizability of its deferred tax assets in future periods and will adjust the valuation allowance as necessary.

Federal and state tax laws impose limitations on the utilization of net operating losses and credit carryforwards in the event of an ownership change for tax purposes, as defined in Section 382 of the Internal Revenue Code. Accordingly, the Company’s ability to utilize these carryforwards may be limited as a result of an ownership change which may have already happened or may happen in the future. Such an ownership change could result in a limitation in the use of the net operating losses in future years and possibly a reduction of the net operating losses available.